Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Ownership Percentages Equity Method Investments
We have the following investments that are or have been recorded using the equity method for the periods presented in these Consolidated Financial Statements:

Ownership percentage	December 31, 2017	December 31, 2016	December 31, 2015
Archer Limited ("Archer")	Note 1	39.7%	39.9%
Seabras Sapura Participacoes Ltda ("Seabras Sapura Participacoes")	50.0%	50.0%	50.0%
Seabras Sapura Holding GmbH ("Seabras Sapura Holding")	50.0%	50.0%	50.0%
Itaunas Drilling B.V. ("Itaunas Drilling")	30.0%	30.0%	30.0%
Camburi Drilling B.V. ("Camburi Drilling")	30.0%	30.0%	30.0%
Sahy Drilling B.V. ("Sahy Drilling")	30.0%	30.0%	30.0%
Seadrill Partners ("SDLP")	Note 2	Note 2	Note 2
SeaMex Ltd. ("SeaMex")	50.0%	50.0%	50.0%

(1)
As part of their financial restructuring, Archer completed two share issuances in March and April 2017, which diluted Seadrill's ownership interest to 15.7% as at December 31, 2017. In April 2017, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized it as an available-for-sale security.

(2)
As at the deconsolidation date of Seadrill Partners on January 2, 2014, we recognized our ownership interests in Seadrill Partners and direct ownership interests in Seadrill Partners subsidiaries, at fair value at the date of deconsolidation. Refer to the Seadrill Partners paragraph below for additional information.

Equity Method Investments
The table below summarizes the total impairments of investments during the years ending December 31, 2017, 2016 and 2015:

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Impairments of Marketable securities (refer to Note 13)
Seadrill Partners - Common Units	—	153	574
SapuraKencana	—	—	178
Total impairment of marketable securities investments (reclassification from OCI)	—	153	752

Impairments of Investment in associated companies and joint ventures (refer to Note 16)
Seadrill Partners - Total direct ownership investments	723	400	302
Seadrill Partners - Subordinated units	82	180	125
Seadrill Partners - Seadrill member interest and IDRs	—	73	106
SeaMex Limited	36	76	—
Itaunas Drilling, Camburi Drilling, and Sahy Drilling	—	13	—
Total impairment of investments in associated companies and joint ventures	841	742	533

Total impairment of investments	841	895	1,285
At the year end the share of recorded equity in the statutory accounts of our associated companies were as follows:

(In US$ millions)	December 31, 2017	December 31, 2016	December 31, 2015
Archer (1)	N/A	15	79
Seabras Sapura Participacoes	63	47	24
Seabras Sapura Holding	143	77	19
Seadrill Partners (2)	N/A	N/A	N/A
Seamex	221	218	200
Total	427	357	322

(1)
In April 2017, following two shares issuances from Archer, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized as an available-for-sale security.

(2)
We account for our direct interests in operating subsidiaries of Seadrill Partners, and our ownership of Seadrill Partners Subordinated Units, under the equity method. Our share of Seadrill Partners recorded equity consists of the equity attributable to non-controlling interests in Seadrill Partners, and additionally a proportionate share of equity attributable to Seadrill Partners’ unitholders. The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2017 was $1,398 million (December 31, 2016: $1,343 million). Seadrill’s holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity attributable to Seadrill Partners' unitholders as at December 31, 2017 was $1,304 million (December 31, 2016: $1,193 million).

At year-end the book values of our investment in associated companies are as follows:

(In US$ millions)	December 31, 2017	December 31, 2016
Archer (1)	N/A	—
Seabras Sapura Participacoes	63	47
Seabras Sapura Holding	290	227
Itaunas Drilling	—	—
Camburi Drilling	—	—
Sahy Drilling	—	—
Seadrill Partners - Total direct ownership interests	857	1,537
Seadrill Partners - Subordinated units	97	157
Seadrill Partners - Seadrill member interest and IDRs (2)	64	64
Seamex Ltd.	102	136
Total	1,473	2,168

(1)
In April 2017, following two shares issuances from Archer, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized it as an available-for-sale security.

(2)
The Seadrill Partners - Seadrill member interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.

Summarized Balance Sheet Information of Equity Method Investees
Summarized Consolidated Balance Sheet information of our equity method investees is as follows:

	Balance at December 31, 2017
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	N/A	N/A	N/A	N/A	N/A
Seabras Sapura Participacoes	126	299	131	169	—
Seabras Sapura Holding	341	1,331	542	845	—
Seadrill Partners	1,214	5,317	546	3,284	1,398
SeaMex	294	1,036	222	666	—
Total	1,975	7,983	1,441	4,964	1,398

	Balance at December 31, 2016
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	287	773	313	718	—
Seabras Sapura Participacoes	100	317	149	174	—
Seabras Sapura Holding	258	1,393	509	988	—
Seadrill Partners	1,214	5,567	665	3,580	1,343
SeaMex	296	1,095	145	818	—
Total	2,155	9,145	1,781	6,278	1,343

Summarized Statement of Operations Information of Equity Method Investees
Summarized Consolidated Statement of Operations information for our equity method investees is as follows:

	Year ended December 31, 2017
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	N/A	N/A	N/A	—
Seabras Sapura Participacoes	76	60	34	—
Seabras Sapura Holding	186	184	126	—
Seadrill Partners	1,128	464	235	94
SeaMex	239	80	15	—
Total	1,629	788	410	94

	Year ended December 31, 2016
(In US$ millions)	Operating revenues	Net operating (loss)/income	Net (loss)/income	Net income attributable to non-controlling interest
Archer	818	(41)	(166)	—
Seabras Sapura Participacoes	148	46	39	—
Seabras Sapura Holding	241	155	89	—
Seadrill Partners	1,600	818	546	265
SeaMex	280	119	36	—
Total	3,087	1,097	544	265

	Year ended December 31, 2015
(In US$ millions)	Operating revenues	Net operating (loss)/income	Net (loss)/income	Net income attributable to non-controlling interest
Archer	1,321	(13)	(359)	—
Seabras Sapura Participacoes	53	3	1	—
Seabras Sapura Holding	124	76	51	—
Seadrill Partners	1,742	844	488	231
Seamex	238	79	24	—
Total	3,478	989	205	231